Equity Based Compensation - Summary of the Activity Related to Performance Based Awards (Details) - Performance Based Awards - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Granted		5,752
Unvested Shares, Ending Balance	5,752	5,752
Unvested Weighted-Average Grant-Date Fair Value, Granted		$ 9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.78	$ 9.78
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Granted	148,387	130,638
Unvested Shares, Forfeited	(11,918)
Unvested Shares, Ending Balance	267,107	130,638
Unvested Weighted-Average Grant-Date Fair Value, Granted	$ 9.30	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.21	$ 9.09